Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 467,000
Previously Paid Amount	0.00
Total Fee Amount	64.49
Total Offset Amount	0.00
Net Fee	64.49
Narrative - Max Aggregate Offering Price	$ 467,000
Final Prospectus	true